UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
_____________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
___________ to __________.

Date of Report (Date of earliest event reported): December 1, 2025
Commission File Number of securitizer:_______
Central Index Key Number of securitizer:_______

(Name and telephone number, including area code, of the person to contact in connection with this filing)
_____________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): □

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): □

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

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NALP BUSINESS LOAN TRUST 2025-2
(Exact name of issuer as specified in its charter)
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Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Michael A. Schwartz, Esq. (212) 273-8170
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

Part I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated December 1, 2025, of Deloitte & Touche LLP, obtained by the securitizer, Newtek Business Services Holdco 6, Inc., with respect to certain agreed upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK BUSINESS SERVICES HOLDCO 6, INC. (Securitizer)

Date: December 1, 2025	By:	/S/ BARRY SLOANE
Barry Sloane, Chief Executive Officer

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated December 1, 2025, of Deloitte & Touche LLP